Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current tax expense:
Current tax expense	$ 10,815,642	$ 9,333,519	$ 10,203,904
Deferred tax expense (benefit)
Deferred tax expense (benefit)	(1,278,141)	636,520	(329,195)
Total tax expense	9,537,501	9,970,039	9,874,709
Income Tax Jurisdiction, Domestic Federal [Member]
Current tax expense:
Current tax expense	212,784	(57,913)	90,977
Deferred tax expense (benefit)
Deferred tax expense (benefit)	(258,894)	(138,222)	(200,517)
Income Tax Jurisdiction, Domestic State and Local [Member]
Current tax expense:
Current tax expense
International [Member]
Current tax expense:
Current tax expense	763,881	349,608	(313,450)
Deferred tax expense (benefit)
Deferred tax expense (benefit)	517,788		220,446
AUSTRALIA
Current tax expense:
Current tax expense	9,838,977	9,041,824	10,426,377
Deferred tax expense (benefit)
Deferred tax expense (benefit)	$ (1,537,035)	$ 774,742	$ (349,124)